LEASE LIABILITIES (Details Narrative)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 17, 2020 USD ($)	Oct. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) ft²	Mar. 31, 2022 USD ($) ft²	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)	Sep. 30, 2023	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating leases			$ 1,939	$ 1,899	$ 7,657	$ 7,499
Lease costs			54,467	$ 49,210	204,491	291,697
Right of use assets			707,997		762,464	966,955		$ 912,993
Operating lease						345,659
Amortization of ROU assets			54,467		204,491	291,697
Lease liabilities			780,532		838,882	1,052,720		912,993
Finance lease liabilities					17,824	25,481		32,980
Operating lease liabilities					821,058	1,027,239		$ 880,013
Operating lease payments			56,411		206,181	198,433
Operating lease, liability, current			201,384		209,685	213,837
Operating lease liability, noncurrent			$ 579,148		$ 629,197	$ 838,883
Operating lease, weighted average remaining lease term			3 years 5 months 19 days		4 years 29 days
Finance lease, weighted average remaining lease term			2 years		2 years 3 months
Operating lease, weighted average discount rate, percent			10.00%		10.00%
Finance lease, weighted average discount rate, percent					2.09%		2.09%
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating leases	$ 676
Finance lease description	The finance lease is for a 62-month term that commenced in April 2020 and expires in March 2025.
Corporate Office and Warehouse [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²			4,500		4,500
Lease term			5 years		5 years
Lease expires			May 31, 2023		May 31, 2023
Base rent			$ 3,994		$ 3,994
Rent lease percentage			3.00%		3.00%
Warehouse and Main Distribution Hub [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²			30,000		30,000
Lease term			63 months		63 months
Lease expires			Aug. 01, 2026		Aug. 01, 2026
Rent lease percentage			2.00%		2.00%
Monthly rent payments			$ 10,200		$ 10,200
Distribution Hub [Member]
Lessee, Lease, Description [Line Items]
Area of land | ft²				10,000	10,000
Lease term			62 months		62 months
Rent lease percentage		10.00%	1.50%		1.50%
Lease decription			The lease is for a		The lease is for a 62-month period that commenced in October 2021 and expires in November 2026
Operating lease expense			$ 7,261		$ 7,261
Operating lease right of use asset and llease liability		$ 345,649